Portfolio of Investments
Columbia Select Small Cap Value Fund, February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 3.0%
Media 1.5%
iHeartMedia, Inc., Class A(a)	580,000	8,160,600
Wireless Telecommunication Services 1.5%
Telephone and Data Systems, Inc.	452,104	8,088,141
Total Communication Services		16,248,741
Consumer Discretionary 11.9%
Auto Components 1.9%
Motorcar Parts of America, Inc.(a)	489,363	10,413,645
Hotels, Restaurants & Leisure 7.0%
Extended Stay America, Inc.	295,538	4,755,206
Penn National Gaming, Inc.(a)	94,535	10,945,262
Six Flags Entertainment Corp.	204,000	9,098,400
Texas Roadhouse, Inc.	148,470	13,492,954
Total		38,291,822
Household Durables 1.5%
KB Home	196,665	7,941,333
Textiles, Apparel & Luxury Goods 1.5%
Kontoor Brands, Inc.	195,977	8,280,028
Total Consumer Discretionary		64,926,828
Consumer Staples 1.9%
Food Products 1.9%
Nomad Foods Ltd.(a)	443,422	10,473,628
Total Consumer Staples		10,473,628
Energy 3.7%
Energy Equipment & Services 1.4%
Patterson-UTI Energy, Inc.	1,066,372	7,891,153
Oil, Gas & Consumable Fuels 2.3%
Devon Energy Corp.	299,640	6,454,245
Renewable Energy Group, Inc.(a)	80,000	6,221,600
Total		12,675,845
Total Energy		20,566,998
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 27.4%
Banks 12.7%
First Hawaiian, Inc.	388,838	10,844,692
OceanFirst Financial Corp.	450,000	9,778,500
Pacific Premier Bancorp, Inc.	467,191	18,827,798
Popular, Inc.	161,254	10,774,992
Stock Yards Bancorp, Inc.	162,322	7,997,605
TCF Financial Corp.	253,705	11,371,058
Total		69,594,645
Consumer Finance 1.2%
PROG Holdings, Inc.	126,098	6,304,900
Insurance 6.2%
CNO Financial Group, Inc.	400,308	9,631,410
Hanover Insurance Group, Inc. (The)	99,753	11,506,509
Lincoln National Corp.	224,254	12,753,325
Total		33,891,244
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Ladder Capital Corp., Class A	416,221	4,761,568
Thrifts & Mortgage Finance 6.4%
Axos Financial, Inc.(a)	461,820	21,368,411
Radian Group, Inc.	671,310	13,694,724
Total		35,063,135
Total Financials		149,615,492
Health Care 7.2%
Biotechnology 0.7%
Ligand Pharmaceuticals, Inc.(a)	24,316	3,604,118
Health Care Equipment & Supplies 3.5%
CONMED Corp.	80,808	9,944,232
LivaNova PLC(a)	120,000	9,304,800
Total		19,249,032
Health Care Providers & Services 1.0%
LHC Group, Inc.(a)	31,145	5,659,358
Life Sciences Tools & Services 2.0%
Syneos Health, Inc.(a)	139,418	10,783,982
Total Health Care		39,296,490
Columbia Select Small Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 16.1%
Aerospace & Defense 3.8%
Cubic Corp.	191,200	13,278,840
Curtiss-Wright Corp.	67,696	7,479,731
Total		20,758,571
Airlines 1.5%
Spirit Airlines, Inc.(a)	235,938	8,465,455
Commercial Services & Supplies 1.4%
Waste Connections, Inc.	76,511	7,474,360
Electrical Equipment 1.2%
Bloom Energy Corp., Class A(a)	226,774	6,469,862
Machinery 6.2%
ITT, Inc.	116,032	9,628,335
Kennametal, Inc.	225,138	8,411,156
Rexnord Corp.	347,458	15,618,237
Total		33,657,728
Road & Rail 2.0%
Knight-Swift Transportation Holdings, Inc.	257,999	11,145,557
Total Industrials		87,971,533
Information Technology 12.9%
Communications Equipment 5.1%
Extreme Networks, Inc.(a)	1,652,538	15,153,774
Viavi Solutions, Inc.(a)	775,628	12,553,539
Total		27,707,313
IT Services 2.8%
CACI International, Inc., Class A(a)	31,046	6,871,721
EPAM Systems, Inc.(a)	22,306	8,333,745
Total		15,205,466
Semiconductors & Semiconductor Equipment 5.0%
Kulicke & Soffa Industries, Inc.	299,492	14,932,671
MACOM Technology Solutions Holdings, Inc.(a)	195,828	12,601,532
Total		27,534,203
Total Information Technology		70,446,982
Materials 7.2%
Chemicals 2.0%
Minerals Technologies, Inc.	155,521	11,077,761
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 2.8%
Summit Materials, Inc., Class A(a)	551,276	15,275,858
Containers & Packaging 1.7%
O-I Glass, Inc.	815,491	9,524,935
Metals & Mining 0.7%
Warrior Met Coal, Inc.	185,598	3,557,913
Total Materials		39,436,467
Real Estate 5.7%
Equity Real Estate Investment Trusts (REITS) 5.7%
First Industrial Realty Trust, Inc.	187,555	8,010,474
Gaming and Leisure Properties, Inc.	234,629	10,417,528
Physicians Realty Trust	374,453	6,365,701
QTS Realty Trust Inc., Class A	102,773	6,384,259
Total		31,177,962
Total Real Estate		31,177,962
Utilities 1.6%
Electric Utilities 1.6%
Portland General Electric Co.	205,233	8,652,623
Total Utilities		8,652,623
Total Common Stocks (Cost $367,004,106)		538,813,744

Rights —%

Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c)	52,560	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(d),(e)	8,791,665	8,790,786
Total Money Market Funds (Cost $8,790,477)		8,790,786
Total Investments in Securities (Cost: $375,794,583)		547,604,530
Other Assets & Liabilities, Net		(922,066)
Net Assets		546,682,464

2	Columbia Select Small Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, February 28, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	1,467,863	133,154,732	(125,831,655)	(154)	8,790,786	(528)	5,477	8,791,665
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Small Cap Value Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT218_05_L01_(04/21)